Domestic Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Communication Services (8.1%)
Comcast Corp. - Class A	598,111	28,004
Verizon Communications, Inc.	576,800	29,382
The Walt Disney Co. *	216,136	29,645

Total		87,031

Consumer Discretionary (9.0%)
Dollar General Corp.	144,440	32,157
Dollar Tree, Inc. *	231,900	37,139
The TJX Cos., Inc.	438,500	26,564

Total		95,860

Consumer Staples (6.4%)
Archer-Daniels-Midland Co.	398,000	35,923
Conagra Brands, Inc.	968,233	32,504

Total		68,427

Energy (3.4%)
ConocoPhillips	367,400	36,740

Total		36,740

Financials (14.9%)
American International Group, Inc.	534,100	33,525
Discover Financial Services	278,613	30,700
MetLife, Inc.	488,532	34,334
Truist Financial Corp.	524,300	29,728
U.S. Bancorp	577,100	30,673

Total		158,960

Health Care (17.5%)
Baxter International, Inc.	382,100	29,628
Cigna Corp.	136,803	32,779
CVS Health Corp.	346,500	35,069
Hologic, Inc. *	121,641	9,345
Johnson & Johnson	180,700	32,025
Merck & Co., Inc.	409,500	33,600
Viatris, Inc.	1,346,769	14,653

Total		187,099

Industrials (12.3%)
Dover Corp.	193,642	30,383
Honeywell International, Inc.	157,160	30,580
Northrop Grumman Corp.	82,000	36,672

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Raytheon Technologies Corp.	344,879	34,167

Total		131,802

Information Technology (18.1%)
Broadcom, Inc.	53,000	33,373
Cisco Systems, Inc.	573,500	31,978
Cognizant Technology Solutions Corp. - Class A	417,118	37,403
Fidelity National Information Services, Inc.	279,427	28,060
Motorola Solutions, Inc.	125,900	30,493
Oracle Corp.	387,700	32,075

Total		193,382

Materials (2.9%)
DuPont de Nemours, Inc.	427,484	31,454

Total		31,454

Real Estate (3.2%)
Equity Residential	378,195	34,007

Total		34,007

Utilities (3.2%)
Edison International	485,700	34,048

Total		34,048

Total Common Stocks (Cost: $772,591)		1,058,810

Short-Term Investments (1.1%)
Money Market Funds (1.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.250% #	11,631,606	11,632

Total		11,632

Total Short-Term Investments (Cost: $11,632)		11,632

Short-Term Investments (1.1%)	Shares/ Par +	Value $ (000’s)
Money Market Funds continued

Total Investments (100.1%) (Cost: $784,223)@		1,070,442

Other Assets, Less Liabilities (-0.1%)		(575)

Net Assets (100.0%)		1,069,867

Domestic Equity Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2022.
@

At March 31, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $784,223 and the net unrealized appreciation of investments based on that cost was $286,219 which is comprised of $310,295 aggregate gross unrealized appreciation and $24,076 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,058,810	$—	$—
Short-Term Investments	11,632	—	—

Total Assets:	$1,070,442	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand